Related party payables and transactions (Details Narrative)		3 Months Ended
	Jun. 07, 2024 CAD ($)	Mar. 31, 2026 CAD ($) shares	Dec. 04, 2025 shares	Jun. 30, 2025 shares
John Power [Member]
IfrsStatementLineItems [Line Items]
Long term notes | $	$ 100,000
Interest rate	6.00%
Debt maturity date	Jan. 02, 2026
Directors [Member]
IfrsStatementLineItems [Line Items]
Options granted | shares		204,040
Share-based compensation expense | $		$ 100,936
Brie [Member] | Units [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			8,417	145,455